Commitments under leases	12 Months Ended
Jun. 30, 2018
Commitments under leases
Commitments under leases

37Commitments under leases

Operating leases — Minimum future lease payments

The group leases buildings under long-term non-cancellable operating lease agreements and also rents offices and other equipment under operating leases that are cancellable at various short-term notice periods by either party.

	2018	2017
for the year ended 30 June	Rm	Rm
Property, plant and equipment
Within one year	2 068	1 316
One to five years	5 863	4 009
More than five years	15 344	13 089

	23 275	18 414

Included in operating leases is the following:
 The lease for the Sasol Corporate office building. The lease term is 20 years with an option to extend for a further five years. This is a significant lease for the group.

     The rental of a pipeline for the transportation of gas products. The rental payments are determined based on the quantity of gas transported. The lease may be extended by either party to the lease for a further three year period prior to the expiry of the current lease term of 16 years.

Water reticulation for Secunda Synfuels Operations
Within one year	171	144
One to five years	847	777
More than five years	1 798	2 038

	2 816	2 959

The water reticulation commitments of Secunda Synfuels Operations relate to a long-term water supply agreement. The rental payments are determined based on the quantity of water consumed over the 20 year period of the lease.

Total minimum future lease payments	26 091	21 373

These leasing arrangements do not impose any significant restrictions on the group or its subsidiaries.

Contingent rentals

The group has contingent rentals in respect of operating leases that are linked to market related data such as inflation.

Finance leases — minimum future lease payments

The group leases buildings and other equipment under long-term non-cancellable finance lease agreements. These lease agreements contain terms of renewal and escalation clauses but exclude purchase options.

	2018	2017
for the year ended 30 June	Rm	Rm
Within one year	1 171	278
One to five years	3 975	1 195
More than five years	19 586	2 308
Less amounts representing finance charges	(17 108)	(1 917)

Total minimum future lease payments	7 624	1 864

Contingent rentals

The group has contingent rentals in respect of finance leases.